File No. 333-40819
                                                               File No. 811-8507

                            SUPPLEMENT TO PROSPECTUS
                             DATED MAY 3, 1999, FOR
                                ICM SERIES TRUST


Please note the following changes in our account opening process; changes will be effective as of August 23, 1999:

     o    Send completed applications and purchase order checks to:

          ICM Series Trust
          PO Box 5536
          Hauppauge, NY  11788-0132

     o    Wire purchases should be directed to:

          Fifth Third Bank
          ABA #  042000314
          ICM/Isabelle Small Cap Value Fund
          DDA #  72980503

     o    For Questions or further information, contact the fund:

          By mail:            ICM Series Trust
                              150 Motor Parkway, Suite #109
                              Hauppauge, NY  11788

          By telephone:       800-472-6114

          Via the Internet:   www.icmfunds.com

American Data Services, Inc., provides administrative, accounting and transfer agency services to the fund and its affilite, ADS Distributors, Inc. serves as the fund's distributor.

                 THE DATE OF THIS SUPPLEMENT IS AUGUST 23, 1999